FIXED ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed assets
Fixed assets	$ 230	$ 165
Cost
Fixed assets
Fixed assets	481	335
Accumulated depreciation
Fixed assets
Fixed assets	251	170
Office furniture and equipment (including computers)
Fixed assets
Fixed assets	186	102
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	349	203
Office furniture and equipment (including computers) | Accumulated depreciation
Fixed assets
Fixed assets	163	101
Leasehold improvements
Fixed assets
Fixed assets	44	63
Leasehold improvements | Cost
Fixed assets
Fixed assets	132	132
Leasehold improvements | Accumulated depreciation
Fixed assets
Fixed assets	$ 88	$ 69